Financial risk management and fair values - Remaining Contractual Maturities Of Group's Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	¥ 2,809,182	¥ 2,419,795
Trade and other payables, carrying amount	2,809,182	2,419,795
Loans and borrowings, undiscounted cash flows	22,235	423,869
Loans and borrowings, carrying amount	20,594	416,389
Lease liabilities, undiscounted cash flows	892,014	660,627
Present value of lease liabilities	804,412	602,974
Total	3,723,431	3,504,291
Total carrying amount	3,634,188	3,439,158
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, undiscounted cash flows	2,809,182	2,419,795
Loans and borrowings, undiscounted cash flows	13,944	408,568
Loans and borrowings, carrying amount	13,669	401,182
Lease liabilities, undiscounted cash flows	342,211	228,249
Total	3,165,337	3,056,612
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, undiscounted cash flows	641	15,154
Loans and borrowings, carrying amount	442	15,066
Lease liabilities, undiscounted cash flows	217,229	168,804
Total	217,870	183,958
After 2 years but within 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, undiscounted cash flows	1,880	147
Loans and borrowings, carrying amount	1,297	141
Lease liabilities, undiscounted cash flows	277,726	202,826
Total	279,606	202,973
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, undiscounted cash flows	5,770
Loans and borrowings, carrying amount	5,186
Lease liabilities, undiscounted cash flows	54,848	60,748
Total	¥ 60,618	¥ 60,748